Convertible notes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible notes
Convertible notes
10.	Convertible notes:

In July 2024, the Company issued convertible promissory notes (the “Convertible Notes”) with an aggregate principal amount of $15,800, bearing simple interest at 12% per annum. The Convertible Notes were originally scheduled to mature on July 16, 2025. All accrued interest is payable in kind and converts into equity along with the principal amount upon conversion of the Convertible Notes. In July 2025, the maturity date was amended to August 8, 2025.

In August 2025, the Company completed a financing structured as a rights offering (the “Rights Offering”). Concurrent with the closing, the Company issued 14,955,023 Series 2 Class B redeemable convertible preferred shares at a 25% discount to the Series 1 Class B redeemable convertible preferred shares price to settle the Convertible Notes outstanding principal and accrued interest of $17,800. Of the 14,955,023 Series 2 Class B redeemable convertible preferred shares issued, 14,068,229 were issued to settle outstanding principal and accrued interest of $16,744 held by related parties of the Company. The debt holders are considered related parties of the Company due to their representation on the Company’s Board of Directors.

The estimated fair value of the Convertible Notes at settlement was based on the fair value of the 14,955,023 Series 2 Class B redeemable convertible preferred shares that the notes were exchanged for at maturity.

The following table summarizes activity for the six month period ended June 30, 2025:

Convertible Notes Continuity	Total
Balance, January 1, 2025	$21,412
Accrued interest	909
Gain on the change in fair value of Convertible Notes	508
Change in fair value attributable to changes in credit risk	(57)
Foreign currency translation adjustment	1,137
Balance, June 30, 2025	$23,909

9.Convertible notes:

In July 2024, the Company issued convertible promissory notes (the “Convertible Notes”) with an aggregate principal amount of $15,800, bearing simple interest at 12% per annum. The Convertible Notes were originally scheduled to mature on July 16, 2025. All accrued interest is payable in kind and converts into equity along with the principal amount upon conversion of the Convertible Notes. In July 2025, the maturity date was amended to August 8, 2025.

The Company’s obligations under the Convertible Notes were secured by a grant of a security interest in all the Company’s present and after acquired personal property, its Intellectual Property and its Real Property, all pursuant to the provisions of a general security agreement which has been registered in the British Columbia Personal Property Registry.

The Convertible Notes provided holders with multiple settlement alternatives depending on the circumstances:

Maturity: At maturity, holders may elect cash repayment of principal and interest or conversion into the most senior class of shares, at the lower of (i) a 25% discount to the most recent qualifying financing round, or (ii) a price implied by a $300,000 valuation cap (the “Valuation Cap”).

Liquidity Event: In the case of a liquidity event prior to conversion or repayment, holders may elect cash repayment at 2x of outstanding principal and interest or conversion into equity at the lower of (i) a 25% discount to the most recent qualified financing round, or (ii) the Valuation Cap.

Financing Events: Upon the closing of a financing, holders may convert into the shares issued in such financing at the more favorable of (i) a 20% discount to the financing price, or (ii) the Valuation Cap. Conversion is automatic upon the closing of a Qualified Financing, defined as an equity financing of at least $44,000 from primarily new, arm’s-length investors.

Prepayment: Prepayment is prohibited without majority approval of the Convertible Note holders.

9.	Convertible notes: (continued)

In August 2025, the Company completed a financing structured as a rights offering (the “Rights Offering”). Concurrent with the closing, the Company issued 14,955,023 Series 2 Class B redeemable convertible preferred Shares at a 25% discount to the Series 1 Class B redeemable convertible preferred Shares price to settle the Convertible Notes outstanding principal and accrued interest of $17,800. Of the 14,955,023 Series 2 Class B redeemable convertible preferred shares issued, 14,068,229 were issued to settle outstanding principal and accrued interest of $16,744 held by related parties of the Company. The debt holders are considered related parties of the Company due to their representation on the Company’s Board of Directors.

For the year ended December 31, 2025, the change in the fair value of the Convertible Notes was a gain of $22,036, compared to loss of $5,939 for the year ended December 31, 2024. The gain on the change in fair value of the Convertible Notes included the reclassification of $347 from other comprehensive income (loss), representing the cumulative change in fair value attributable to the Company’s credit risk since issuance.

The following table summarizes activity for the period ended December 31, 2025:

Convertible Notes continuity	Total
Balance, January 1, 2024	$—
Convertible Note issuance	15,800
Accrued interest	867
Loss on the change in fair value of Convertible Notes	5,939
Changes in fair value attributable to changes in credit risk	(290)
Foreign currency translation adjustment	(904)
Balance, December 31, 2024	$21,412
Accrued interest	1,115
Gain on the change in fair value of Convertible Notes	(21,689)
Changes in fair value attributable to changes in credit risk	(57)
Settlement of Convertible Notes	(1,758)
Foreign currency translation adjustment	977
Balance, December 31, 2025	$—

In accordance with ASC 825-10, Financial Instruments, the Company irrevocably elected the Fair Value Option (“FVO”) to account for the Convertible Notes in its entirety at fair value. The fair value of the Convertible Notes was estimated using the Monte Carlo valuation method with key assumptions used including the estimated per share fair value of the Company’s preferred shares, the Company’s credit spread and expected volatility.

The estimated fair value of the Convertible Notes at settlement was based on the fair value of the 14,955,023 Series 2 Class B redeemable convertible preferred shares that the notes were exchanged for at maturity.

The assumptions used for the December 31, 2024 valuations are set forth in the table below.

December 31,
2024
Fair value of preferred shares	$1.635
Expected term (years)	0.54
Expected volatility	107.75%
Risk-free interest rate	4.23%
Credit spread	24.27%
Instrument-Specific discount	19.18%
Expected dividend	$ nil

9.	Convertible notes: (continued)

The basis of assumptions used in the valuation model are estimated as follows:

•	Fair value of redeemable convertible preferred shares. The estimated per share fair value of the Company’s preferred shares was based on the most recent share issuances with unrelated parties.
•	Expected volatility. The Company determined the volatility based on a calculation of the volatility of similar entities that have traded equity instruments over a comparable term.
•	Credit spread. Based on the bond yield of Companies considered to have comparable credit risk adjusted for the risk-free rate.
•	Risk-free rate. Based on bond yields commensurate with the remaining term of the notes per the US Department of the Treasury.
•	Expected term. Based on the contractual term of the notes.